                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002

Check Here if Amendment / /; Amendment Number:
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW/L.P.
   Address:      Two Seaport Lane
                 Boston, MA 02210-2021

Form 13F File Number: 28-5334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Finnegan
Title: Vice President of AEW, Inc., the general partner of AEW/L.P.
Phone: (617) 261-9324


/s/ James J. Finnegan        Boston, Massachusetts            April 26, 2002
------------------------    -------------------------------   --------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT.

    / / 13F NOTICE.

    / / 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1

Form 13F Information Table Entry Total:                    1

Form 13F Information Table Value Total:                    256


List of Other Included Managers:


     No.       Form 13F File Number         Name
     1         28-5336                      AEW, Inc.


                                                     FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE      SHRS OR    INVESTMENT    OTHER       VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT    DISCRETION   MANAGERS   SOLE    SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
Bedford Properties                 Common Stock    076446301     256      10,000  Shared-Defined    01     10,000
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                    256      10,000                           10,000
----------------------------------------------------------------------------------------------------------------------------------